Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-Term Investments	$ 67,756	$ 67,891
Fixed time or certificates of deposit maturity	90 days
Fair value, inputs, level 3 [Member] | Senior Notes [Member]
Amount by which the fair value of debt exceeds the carrying value	$ 700
Money market funds [Member] | Fair Value, Inputs, Level 2 [Member]
Short-Term Investments	67,800	67,900
Money market funds and Korean market government bonds [Member]
Cash Equivalents, at Carrying Value	$ 206,900	$ 217,400